Amounts Receivable and Prepaid Expenses	12 Months Ended
Mar. 31, 2025
Amounts Receivable and Prepaid Expenses [Abstract]
Amounts Receivable and Prepaid Expenses
4.	Amounts Receivable and Prepaid Expenses

	March 31, 2025	March 31, 2024
GST/HST	$97,042	$126,549
Prepayments and other receivable	58,793	310,239
Total	$155,835	$436,788